Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities [Abstract]
Basis of Presentation and Consolidation
(a)	Basis of Presentation and Consolidation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its subsidiaries and those VIEs of which the Company is the primary beneficiary from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation.

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates certain of its businesses which are subject to restrictions in the PRC through PRC domestic companies, whose equity interests are held by certain individuals (“Nominee Shareholders”). The Group obtained control over these PRC domestic companies by entering into a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders. Management concluded that these PRC domestic companies are consolidated VIEs of the Group, of which the Group is the primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. See Note 10 for details.

Use of Estimates
(b)	Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reported period. The Group evaluates estimates, including those related to the amounts of variable considerations of revenue contracts with respect to long-term life insurance products, the allowance for credit losses of accounts receivable, contract assets, other receivables, fair values of certain debt and equity investments, the useful lives of property, plant and equipment, impairment of long-lived assets, goodwill, investments in affiliates and other long-term equity investments, and deferred tax valuation allowance among others. The Group, based their estimates on historical experience and various other factors, believed to be reasonable under the circumstances, that the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash
(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments, which have original maturities of three months or less, and that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates.

In its capacity as an insurance agent, the Group collects premiums from the insureds and remits the premiums to the appropriate insurance companies. Accordingly, as reported in the consolidated statements of balance sheets, “premiums” are receivables from the insureds of RMB24,459 and RMB15,847 as of December 31, 2021 and 2022, respectively. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also, restricted cash balance includes the entrustment deposit received from the members of eHuzhu, an online mutual aid platform operated by the Group, which is to be used during the one-year operating cycle and is therefore classified as a current asset. The balance for entrustment deposit was RMB51,844 and RMB44,110 as of December 31, 2021 and 2022, respectively. Further, restricted cash balance includes guarantee deposit required by China Banking and Insurance Regulatory Commission (“CBIRC”) in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations. Thus, the Group classified the balance for guarantee deposit as a non-current asset. The balance for guarantee was RMB15,595 and RMB20,729 as of December 31, 2021 and 2022, respectively.

Short Term Investments
(d)	Short Term Investments

All highly liquid investments with original maturities less than twelve months or investments that are expected to be realized in cash during the next twelve months are classified as short-term investments. The Group accounts for short-term debt investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC 320”). The Company classifies the short-term investments in debt securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Securities that the Group has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost less allowance for credit losses. The Group has no debt investments classified as trading. The Group’s short term investments are mainly available-for-sale debt securities that do not have a quoted market price in an active market. Available-for-sale investments are carried at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss. The Group benchmarks the values of its other investments against fair values of comparable investments and reference to product valuation reports as of the balance sheet date, and categorizes all fair value measures of short term investments as level 2 of the fair value hierarchy.

The Group evaluates each individual available-for-sale debt securities periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of income and comprehensive income. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income as a component of shareholder’s equity. As of December 31, 2022, there were no investments held by the Group that had been in continuous unrealized loss position.

No impairment loss on short term investments was identified for years ended December 31, 2020, 2021 and 2022, respectively.

Accounts Receivable and Contract Assets
(e)	Accounts Receivable and Contract Assets

Accounts receivable are recorded at the amount that the Group expects to collect and do not bear interest. Accounts receivables represent fees receivable on agency and claims adjusting services primarily from insurance companies.

The Group evaluates the collectability of its trade receivables and contract assets based on a combination of factors. The Group generally does not require collateral on trade receivables and contract assets as the majority of the Group’s customers are large, well-established insurance companies. The Group estimates allowances for expected credit losses using relevant available information from internal and external sources, related to past events, the age of the accounts receivable and contract assets balances, current conditions, and reasonable and supportable forecasts. Credit loss expenses are assessed quarterly and included in general and administrative expense on the consolidated statements of income and comprehensive income.

Accounts receivable and Contract Assets, net is analyzed as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable	418,266	408,961
Contract Assets (See Note 2(q))	455,630	659,788
Allowance for doubtful accounts	(28,025)	(15,361)
Accounts receivable and Contract Assets, net	845,871	1,053,388

The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:

	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	20,495	29,000	28,025
Cumulative-effect adjustment upon adoption of ASU 2016-13	7,436	—	—
Current period provision (reversal of) for expected credit losses	4,831	2,095	(1,378)
Write-offs	(3,762)	(3,070)	(11,286)
Balance at the end of the year	29,000	28,025	15,361

Property, Plant and Equipment
(f)	Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

The depreciation methods and estimated useful lives are reviewed regularly. The following table summarizes the depreciation expense recognized in the consolidated statements of income and comprehensive income:

	2020	2021	2022
	RMB	RMB	RMB
Operating costs	199	791	822
Selling expenses	7,350	5,778	5,106
General and administrative expenses	10,109	11,773	13,545
Depreciation expense	17,658	18,342	19,473

Business combinations and non-controlling interests
(g)	Business combinations and non-controlling interests

In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

Transactions in which the acquired is considered a business are accounted for as a business combination as described below. Conversely, transactions not considered as business acquisition are accounted for as acquisition of assets and liabilities. In such transactions, the cost of acquisition is allocated proportionately to the acquired identifiable assets and liabilities, based on their proportionate fair value on the acquisition date. In an assets acquisition, no goodwill is recognized, and no deferred taxes are recognized in respect of the temporary differences existing on the acquisition date.

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred, liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill.

For the Group’s majority-owned subsidiaries, VIEs and subsidiaries of VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statements of income and comprehensive income includes the net income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests on the Group’s consolidated balance sheets.

Goodwill and Other Intangible Assets
(h)	Goodwill and Other Intangible Assets

Goodwill and amortization of intangible assets

Goodwill represents the excess of costs over fair value of net assets of businesses acquired in a business combination. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operated in two reporting units for the years ended December 31, 2021 and 2022.

The impairment test is performed as of year-end or if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount by comparing the fair value of a reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of the reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Estimates of fair value are primarily determined by using discounted cash flows. Discounted cash flows method is dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows.

In 2021 and 2022, management compared the carrying value of each reporting unit, inclusive of assigned goodwill, to its respective fair value. The fair value of all reporting units was estimated by using the income approach. Based on this quantitative test, it was determined that the fair value of each reporting unit tested exceeded its carrying amount and, therefore, the management concluded that goodwill was not impaired as of December 31, 2021and 2022, respectively.

Identifiable intangibles assets are required to be determined separately from goodwill based on their fair values. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Amortization for identifiable intangible assets categorized as customer relationships is computed using the accelerated method, while amortization for other identifiable intangible assets is computed using the straight-line method over the intangible assets’ economic lives. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

The intangible assets, net consisted of trade names with a cost of RMB8,898 as of December 31, 2021 and 2022, respectively. The trade names have an estimated useful life of 9.4 to 10 years and accumulated amortization of RMB8,898 as of December 31, 2021and 2022, respectively. The residual balance is nil as of December 31, 2021 and 2022, respectively. Aggregate amortization expenses for intangible assets were RMB281, RMB44 and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

Impairment of intangible assets with definite lives

The Group evaluates the recoverability of identifiable intangible assets with determinable useful lives whenever events or changes in circumstances indicate that these assets’ carrying amounts may not be recoverable. The Group measures the carrying amount of identifiable intangible assets with determinable useful lives against the estimated undiscounted future cash flows associated with each asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Group recognized no impairment losses on identifiable intangible assets with determinable useful lives in the years ended December 31, 2020, 2021 and 2022.

Impairment of indefinite-lived intangible assets

An intangible asset that is not subject to amortization is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Such impairment test is to compare the fair values of assets with their carrying amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates or market price. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Market prices are based on a potential purchase quote from a third party, if any. The Group recognized no impairment losses on its indefinite-lived intangible assets in the years ended December 31, 2020, 2021 and 2022.

Investment in Affiliates
(i)	Investment in Affiliates

The Group uses the equity method of accounting for investments in which the Group has the ability to exercise significant influence, but does not have a controlling interest.

The Group continually reviews its investment in equity investees to determine whether a decline in fair value to an amount below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as the stock price of the investee and its corresponding volatility, if publicly traded, the Group’s intent and ability to hold the investment until recovery, and changes in the macro-economic, competitive and operational environment of the investee. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Long-term Equity Investments
(j)	Long-term Equity Investments

Other non-current assets mainly represent long-term equity investments accounted for under the measurement alternative method.

Equity securities without readily determinable fair value

The Group has long-term investments in equity security of certain privately held companies which the Group exerts no significant influence or a controlling interest. As a result of adoption of “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”) in January 1, 2019, equity securities without readily determinable fair values that do not qualify for the practical expedient in ASC 820, Fair Value Measurements and Disclosure to estimate fair value using the net asset value per share (or its equivalent) of the investment, are measured and recorded using a measurement alternative that measures the securities at cost less impairment, if any, plus or minus changes resulting from qualifying observable price changes. Significant judgments are required to determine whether observable price changes are orderly transactions and identical or similar to an investment held by the Group.

During each reporting period, the Group makes a qualitative assessment considering impairment indicators to separately evaluate whether each of its equity securities without readily determinable fair value is impaired. Impairment indicators that the Group considers include, but are not limited to a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, factors such as negative cash flows from operations and working capital deficiencies that raise significant concerns about the investee’s ability to continue as a going concern, current economic and market conditions and other specific information. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

The Group recorded an impairment of RMB10,929, nil and RMB20,110 during the years ended December 31, 2020, 2021 and 2022, respectively, in the consolidated statements of income and comprehensive income.

Impairment of Long-Lived Assets
(k)	Impairment of Long-Lived Assets

Property, plant, and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset.

Insurance Premium Payables
(l)	Insurance Premium Payables
Insurance premium payables are insurance premiums collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
Treasury shares
(m)	Treasury Shares

Treasury shares represent ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchased ordinary shares are recorded whereby the total par value of shares acquired is recorded as treasury stock and the difference between the par value and the amount of cash paid is recorded in additional paid-in capital. If additional paid-in capital is not available or is not sufficient, the remaining amount is to reduce retained earnings.

Income Taxes
(n)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Group recognizes interest and penalties related to unrecognized tax benefits, if any, on the income tax expense line in the accompanying consolidated statement of income and comprehensive income. Accrued interest or penalties are included on the other tax liabilities line in the consolidated balance sheets.

Share-based Compensation
(o)	Share-based Compensation

All forms of share-based payments to employees and nonemployees, including stock options and stock purchase plans, are treated the same as any other form of compensation by recognizing the related cost in the consolidated statements of income and comprehensive income. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the amount of compensation cost recognized at any date must at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with both service and performance conditions, if each tranche has an independent performance condition for a specified period of service, the Group recognizes the compensation cost of each tranche as a separate award on a straight-line basis; if each tranche has performance conditions that are dependent of activities that occur in the prior service periods, the Group recognizes the compensation cost on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards. The Group has made an accounting policy election to account for forfeitures when they occur for an award with only service conditions. For an award with a performance condition, the Group continues to assess at each reporting period whether it is probable that the performance condition will be achieved. No compensation cost is recognized for instruments that employees and nonemployees forfeit because a service condition or a performance condition is not satisfied.

Employee share-based compensation

Compensation cost related to employee stock options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. If an award requires satisfaction of one or more performance or service conditions (or any combination thereof), compensation cost is recognized if the requisite service is rendered, while no compensation cost is recognized if the requisite service is not rendered.

Nonemployee share-based compensation

Consistent with the accounting requirement for employee share-based compensation, nonemployee share-based compensation within the scope of Topic 718 are measured at grant-date fair value of the equity instruments, which the Group is obligated to issue when the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

Classification of award

Options or similar instruments on shares shall be classified as liabilities instead of equity if either of the following conditions is met:

●	The underlying shares are classified as liabilities;

●	The Group can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets.

The Group measures a liability award under a share-based payment arrangement based on the award’s fair value remeasured at each reporting date until the date of settlement. The corresponding credit is recorded as a share-based liability. Compensation cost for each period until settlement shall be based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the instrument for each reporting date.

The Group measures an equity award based on the awards’ fair value on grant date and recognizes the compensation cost over the vesting periods, with the corresponding credit recorded as additional paid-in capital.

Modification of an Award

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

Cancellation of an Award

A cancellation of an award that is not accompanied by the concurrent grant of (or offer to grant) a replacement award or other valuable consideration shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be recognized immediately at the cancellation date.

Share-based compensation expenses of RMB(393), nil and RMB461 for the years ended December 31, 2020, 2021 and 2022, respectively, were included in the selling, general and administrative expenses. During fiscal year ended December 31, 2020, the Group reversed cumulative cost recognized in prior periods as the stock option were not probable to be vested because the performance target was not probable to be met.

Employee Benefit Plans
(p)	Employee Benefit Plans

As stipulated by the regulations of the PRC, the Group’s subsidiaries in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statements of income and comprehensive income as they become payable in accordance with the rules of the above mentioned defined contribution plans.

Revenue Recognition
(q)	Revenue Recognition

The Group’s revenue from contracts with insurance companies is derived principally from the provision of agency and claims adjusting services, and insurance companies are defined as the Group’s customers under ASC 606 “Revenue from Contracts with Customers” (“ASC 606”). The Group disaggregates its revenue from different types of service contracts with customers by principal service categories, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 22 for detailed disaggregated revenue information that is disclosed for each reportable segment.

The following is a description of the accounting policy for the principal revenue streams of the Group.

Insurance agency services revenue

The Group derives agency revenue serving as a sales agent to distribute various life insurance and property and casualty (“P&C”) insurance products on behalf of insurance companies by which the Group is entitled to receive an initial commission from the insurance companies based on the premium paid by the policyholders for the related insurance policy sold. For life insurance agency, the Group is also entitled to renewal commissions when the policyholder renews the policy within the renewal term of the original policy as such life insurance products are typically long-term products.

The Group has identified its promise to sell insurance products on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and revenue is recognized at a point in time when an insurance policy becomes effective. Specifically for life insurance agency business, certain contracts include the promise to provide certain post-sales administrative services to policyholders on behalf of the insurance company, such as responding to the policyholder inquiries, facilitating the renewal process and/or gathering information from the policyholder to assist the insurance companies to update the contact information of the policy holder, the Group has concluded such services are administrative in nature and immaterial, and none of these activities on their own results in a transfer of a good or services to the insurance company in the context of the contract. Accordingly, no performance obligation exists after a policy becomes effective.

Initial placement of an insurance policy

The Group recognizes agency revenue related P&C insurance products (which is short term in nature and related premiums are collected upfront) when an insurance policy becomes effective. The commission to be earned is required to be partially refunded contingently on policy cancellations. Based on its past experience, subsequent commission adjustments in connection with P&C insurance policy cancellations have been de minims to date, and are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of P&C insurance policies were 0.2%, 0.1% and 0.1% of the total commission and fee revenues during years ended December 31, 2020, 2021 and 2022, respectively.

For life insurance products, there is generally a 10 to 15 days hesitation period after an initial placement of a life insurance policy, during which the policyholder has a legal right to unconditionally cancel the effective policy regardless of the reasons. According to relevant terms of the insurance agency contracts with customers, the Group reconciles information of policies sold which also includes policies that have been cancelled by policyholders within the hesitation period, with the insurance companies on a monthly basis. Therefore, the Group estimates cancellation of policies that have become effective but are still within the hesitation period based on subsequent actual data at each reporting date. The cancellation of an effective life insurance policy by the policyholder after the hesitation period does not require the Group to refund initial commission to insurance companies, but rather impacts the Group’s estimate on future commission related to renewal(s) of the policy.

In addition, for life insurance agency, the Group may receive a performance bonus from insurance companies as agreed and per contract provisions. Once the Group achieves a certain sales volume based on respective agency agreements, the bonus will become due. Performance bonus represents a form of variable consideration associated with certain sales volume, for which the Group earns commissions. The Group estimates the amount of consideration with a constraint applied that will be received in the coming year such that a significant reversal of revenue is not probable, and includes performance bonus as part of the transaction price. For the years ended December 31, 2020, 2021 and 2022, the Group recognized contingent performance bonus of RMB17,265, RMB3,887 and RMB11,387, respectively.

Renewals of a life insurance policy

For the long-term life insurance products, in addition to the initial commission earned, the Group is also entitled to subsequent renewal commission and compensation, and renewal performance bonus which represents variable considerations and are contingent on future renewals of initial policies or the Group achieves its performance target.

When making estimates of the amount of variable consideration to which the Group expects to be entitled, the Group uses the expected value method and evaluates many factors, including but not limited to, insurance companies mix, product mix, renewal term of various products, renewal premium rates and commission rates, to determine the method(s) of measurement, relevant inputs and the underlying assumptions. The Group considers constraints as well when determining the amount which should be included in the transaction price.

For years prior to 2021, revenue related to the variable consideration is recorded when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, i.e., when a policyholder pays the renewal premium to the insurance company, and the policy is renewed because the Group was not able to conclude a significant reversal to the estimated variable consideration is not probable, considering factors such as a) the Group has limited history of selling its current life insurance products with its current customers, such that the Group’s past experience in outdated products is of little predictive value in renewal(s) rate estimate; b) the occurrence of a renewal is outside the Group’s control and the estimate of renewal premium rates is complex and requires significant assumptions; and c) the contingency lasts across a long period of time.

The Group performs ongoing evaluation of the appropriateness of the constraint applied, and will consider the sufficiency of evidence that would suggest that the long-term expectation underlying the assumptions has changed. Starting from January 1, 2021, the Group believes that it has already accumulated adequate scale of historical data and experiences at a confidence level that through which the Group can utilize to make a reasonable estimate of variable considerations over its portfolio of contracts. The estimated renewal commissions are contingent on future renewals of initial policies or achievement of certain performance targets. Given the material uncertainty around the future renewal of the insurance policies, the estimated renewal commissions expected to be collected are recognized as revenue only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved. The judgment and assumptions are continuously re-evaluated and adjusted as needed along with the accumulation of historical experiences and data when new information becomes available. Actual renewal commissions in the future may differ significantly from those previously estimated.

For the year ended December 31, 2020, 2021 and 2022, the Group recognized revenues related to estimated variable renewal commissions with respect to long-term life insurance products amounting to nil, RMB258,715 and RMB245,717, respectively.

Insurance claims adjusting services revenue

For insurance claims adjusting services, performance obligations are considered met and revenue is recognized when the services are rendered and completed, at the time loss adjusting reports are confirmed being received by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.

Contract balances

The Group’s contract balances include accounts receivable and contract asset. The balances of accounts receivable as of December 31, 2021 and 2022 are all derived from contracts with customers.

Started in 2021, the Group recognized revenues and correspondent contract assets derived from estimated renewal commissions. Accordingly, the Group presented separately, in the consolidated balance sheets as of December 31, 2021 and 2022, respectively.

The Group has no advance from customers in advance of revenue recognition, or contract liability and, therefore, none of the revenue recognized in the current period was previously recognized as a contract liability.

Practical expedients and exemptions

The Group generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses in the consolidated statements of income and comprehensive income, as the amortization period is less than one year and the Group has elected the practical expedient included in ASC 606.

The Group has applied the optional exemption provided by ASC 606 to not disclose the value of remaining performance obligations not yet satisfied as of period end for contracts with original expected duration of one year or less.

Value-added tax and surcharges

The Group presents revenue net of tax surcharges and value-added taxes incurred. The tax surcharges amounted to RMB20,610, RMB19,235 and RMB14,681 for the years ended December 31, 2020, 2021 and 2022, respectively.

Total value-added taxes paid by the Group during the years ended December 31, 2020, 2021 and 2022 amounted to RMB179,663, RMB179,183 and RMB130,743 respectively.

Fair Value of Financial Instruments
(r)	Fair Value of Financial Instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, insurance premium payables, other receivables, accounts payable and other payables, approximate their fair values due to the short-term nature of these instruments.

Measured at fair value on a recurring basis

As of December 31, 2021 and 2022, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	857,682	—	857,682	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	331,228	—	331,228	—

The majority of debt security consists of investments in bank financial products, trust products and asset management plans that normally pay a prospective fixed rate of return. These investments are recorded at fair values on a recurring basis. The Group measured these investments at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income or loss, at the balance sheet date. It is classified as Level 2 of the fair value hierarchy since fair value measurement at the reporting date is benchmarked against fair value of comparable investments.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including equity securities without readily determinable fair values, equity method investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary. Impairment charge to the intangible assets is recorded when their carrying amounts may not be recoverable.

Goodwill (Note 7) and intangible assets (Note 2(h)) with indefinite lives are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when impairment is recognized by applying unobservable inputs such as forecasted financial performance of the acquired business, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

Investments in affiliates (Note 8) are measured at fair value on a nonrecurring basis, and they are recorded at fair value only when there is other-than-temporary-impairment. The fair value of investment in an affiliate that is publicly listed is determined based on the market value of its share (Level 1) on the date such impairment is recorded.

Foreign Currencies
(s)	Foreign Currencies

The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of income and comprehensive income. The Group has chosen the Renminbi (“RMB”) as their reporting currency.

The functional currency of most of the Company’s subsidiaries is RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of income and comprehensive income.

Foreign Currency Risk
(t)	Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market of cash and cash equivalents and restricted cash. The Group had aggregate amounts of RMB595,428 and RMB600,901 of cash and cash equivalents and restricted cash denominated in RMB as of December 31, 2021 and 2022, respectively.

Translation into USD
(u)	Translation into USD

The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into USD are solely for the convenience of the readers outside of China and were calculated at the rate of US$1.00 = RMB6.8972, representing the noon buying rate in the City of New York for cable transfers of RMB on December 30, 2022, the last business day in fiscal year 2022, as set forth in H.10 statistical release of the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at such rate.

Segment Reporting
(v)	Segment Reporting

As of December 31, 2021 and 2022, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

Substantially all revenues of the Group are derived in the PRC and all long-lived assets are located in the PRC.

Earnings per Share (“EPS”) or ADS
(w)	Earnings per Share (“EPS”) or ADS

Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.

The contingently issuable shares /ADS related to the 521 Plan (see Note 21(b) for details), are subject to fulfillment of the performance conditions as stipulated under the 521 Plan. Therefore, these shares are excluded from basic earnings per share until the shares are fully vested upon the achievement of performance conditions under the 521 Plan by the Participants. In December 2020, the Group cancelled the 521 Plan and no impact in 2021 and 2022.

Advertising Costs
(x)	Advertising Costs
Advertising costs are expensed as incurred. Advertising costs amounted to RMB37,389, RMB35,300 and RMB18,822 for the years ended December 31, 2020, 2021 and 2022, respectively.
Leases
(y)	Leases

The Group leases office space, vehicles and certain equipment under operating leases for terms ranging from short term (under 12 months) to 7 years. The Group does not have options to extend or terminate leases, as the renewal or termination of relevant lease is on negotiation basis. As a lessee, the Group does not have any financing leases and none of the leases contain material residual value guarantees or material restrictive covenants. The Group’s office space leases typically have initial lease terms of 2 to 7 years, and vehicles and equipment leases typically have an initial term of 12 months or less. The Group’s office space leases include fixed rental payments. The lease payments for the Group’s office space leases do not consist of variable lease payments that depend on an index or a rate.

The Group determines whether a contract contains a lease at contract inception. A contract contains a lease if there is an identified asset and the Group has the right to control the use of the identified asset. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes a right-of-use (“ROU”) asset and a lease liability based on the present value of the lease payments over the lease term in the consolidated statements of balance sheets at commencement date. As all of the leases do not have implicit rates available, the Group uses incremental borrowing rates based on the information available at lease commencement date in determining the present value of future payments. The incremental borrowing rates are estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased assets are located.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. For office space leases, the Group identifies the lease and non-lease components (e.g., common-area maintenance costs) and accounts for non-lease components separately from lease component. The Group’s office space lease contracts have only one separate lease component and have no non-components (e.g., property tax or insurance). Most of the office space lease contracts have no non-lease components. For the office space lease contracts include non-lease components, the fixed lease payment is typically itemized in the office space lease contract for separate lease component and non-lease components. Therefore, the Group does not allocate the consideration in the contract to the separate lease component and the non-lease components.

Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Group has made an accounting policy election to exempt leases with an initial term of 12 months or less without a purchase option that is likely to be exercised from being recognized on the balance sheet. Payments related to those leases continue to be recognized in the consolidated statement of income and comprehensive income on a straight-line basis over the lease term.

In addition, the Group does not have any related-party leases or sublease transactions.

Accumulated Other Comprehensive Income
(z)	Accumulated Other Comprehensive Income

The Group presents comprehensive income in the consolidated statements of income and comprehensive income with net income in a continuous statement.

Accumulated other comprehensive income mainly represents foreign currency translation adjustments, changes in fair value of short term investments and share of other comprehensive income of the affiliates for the period.

Government grants

(aa) Government grants

Government grants primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The Group records such government subsidies as other income or reduction of expenses or cost of revenues when it has fulfilled all of its obligation related to the subsidy. The Group recognized RMB27,352, RMB17,448 and RMB10,396 in the year ended December 31, 2020, 2021 and 2022.

Recently Issued Accounting Standard Not Yet Adopted

(ab) Recently Adopted Accounting Pronouncements

Government Assistance (Topic 832) – In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832) — Disclosures by Business Entities about Government Assistance (“ASU 2021-10”). It requires issuers to make annual disclosures about government assistance, including the nature of the transaction, the related accounting policy, the financial statement line items affected and the amounts applicable to each financial statement line item, as well as any significant terms and conditions, including commitments and contingencies. The amendments in this Update are effective for all entities within their scope for financial statements issued for annual periods beginning after December 15, 2021. The Company adopted this guidance on January 1, 2022 with no material impact on its audited consolidated financial statements.

Business Combinations (Topic 805) – In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805) — Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”), which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measure contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance should be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. Early adoption is permitted. The Group early adopted the new standard beginning January 1, 2022 with no material impact on the consolidated financial statements.